Drinker Biddle & Reath LLP

One Logan Square

18th and Cherry Streets

Philadelphia, PA 19103

(215) 988-2700 (Phone)

(215) 988-2757 (Facsimile)

www.drinkerbiddle.com

November 25, 2009

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Turner Funds
(1933 Act Registration No. 333-00641)
(1940 Act Registration No. 811-07527)

Ladies and Gentlemen:

On behalf of Turner Funds (the “Trust”), I have transmitted herewith for filing Post-Effective Amendment No. 64 to the Trust’s Registration Statement on Form N-1A under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 65 to the Trust’s Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended (the “Amendment”).  The Amendment is being filed pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act in order to comply with the recent amendments to Form N-1A associated with the introduction of summary prospectuses.  The Trust intends to file a subsequent post-effective amendment to the Trust’s Registration Statement on Form N-1A on or before the effective date of the Amendment in order to respond to the Staff’s comments on the Amendment, to incorporate by reference the Trust’s audited financial statements for the fiscal year ended September 30, 2009, and to update certain performance and financial information.

Questions and comments concerning this filing may be directed to the undersigned at (215) 988-3394 or, in my absence, to Josh Deringer at (215) 988-2959.

Very truly yours,

/s/ David C. Vaccaro
David C. Vaccaro

cc:  Michael P. Malloy